Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MultiPlan Corporation
Entity Central Index Key	0001793229
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false